TERM DEBT - Senior Subordinated Secured Note (Detail Textuals 3) (USD $)	12 Months Ended				1 Months Ended							12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jun. 30, 2011 Chief Financial Officer	Jun. 30, 2011 Convertible Preferred stock Series C Preferred Stock Chief Financial Officer	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement")	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Sep. 30, 2011 Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock	Jun. 30, 2011 Senior Subordinated Secured Note	Dec. 31, 2012 Senior Subordinated Secured Note	May 18, 2011 Senior Subordinated Secured Note Note Purchase Agreement (the "Purchase Agreement")	Jun. 15, 2011 Senior Subordinated Secured Note Advisory services agreement	May 18, 2011 Senior Subordinated Secured Note Advisory services agreement	Jun. 15, 2011 Senior Subordinated Secured Note Advisory services agreement Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Sep. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock Chief Financial Officer	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock Chief Financial Officer
Debt Instrument [Line Items]
Amount of note issued	$ 6,023,000								$ 267,000		$ 4,000,000		$ 4,000,000
Interest rate													12.00%
Total cash received net of fees													3,700,000
Amount of cash paid														80,000	150,000
Value of cash payment as settlement on merger						80,000										80,000
Fair value of common per shares (in dollars per share)							$ 2.30									$ 2.30
Number of common shares issued					128,667		25,000		116,100							25,000
Fair value of common shares							58,000									57,500					4,799,000
Reduction in loss on debt extinguishment						23,000										22,500
Number of shares issued (in shares)								49,000		1,286,667									505,000	49,000	1,286,667	128,667
Value of shares issued																			1,161,000
Market price per share (in dollars per share)																		$ 0	$ 2.30	$ 2.30	$ 3.73
Accrued interest	139,000	58,000		12,000							117,000
Number of protective anti-dilution rights issued																		105,700
Value of protective anti-dilution rights issued																		243,000
Contingent obligation, issuance of shares																		500,000
Accrued expenses	2,895,000	2,505,000	3,793,000														400,000
Percentage of shares issued of additional shares																	10.00%
Expense related to additional shares issued																				24,000
Number of additional shares issued																				10,400
Reduction in interest rate																	12.00%
Loss on debt extinguishment		$ (2,665,000)										$ 2,665,000					$ 2,665,000